Employee Cost - Summary of Employee Cost (Parentheticals) (Detail) - 12 months ended Mar. 31, 2021 ₨ in Millions, £ in Millions	INR (₨)	GBP (£)
Classes of employee benefits expense [abstract]
Income from government grants	₨ 18,330	£ 188.9